INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Reconciliation of Adjusted Operating income to Net Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Reconciliation between adjusted operating income and net income
Adjusted operating income	₽ 37,415	$ 474.6	₽ 28,445	₽ 18,021
Less: share-based compensation expense	(9,855)	(125.0)	(6,552)	(4,193)
Add: interest income	3,315	42.0	3,382	2,909
Less : interest expense	(74)	(0.9)	(945)	(897)
Less: other (loss)/income, net	(5,086)	(64.5)	936	(757)
Less: other (loss)/income, net	(1,200)	(15.2)	1,130	(1,110)
Add: effect of Yandex.Market deconsolidation			28,244
Less: operating losses resulting from sanctions in Ukraine				(404)
Less: amortization of acquisition-related intangible assets	(1,179)	(15.0)	(1,007)	(379)
Less: compensation expense related to contingent consideration	(38)	(0.5)	(44)	(203)
Less: one-off restructuring cost	(881)	(11.1)
Less: goodwill impairment	(762)	(9.7)
Less: income tax expense	(11,656)	(147.9)	(8,201)	(5,016)
Net income	₽ 11,199	$ 142.0	₽ 44,258	₽ 9,081